Capital and share premium (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of capital and share premium

(€‘000)	As at June 30, 2022	As at December 31, 2021
Capital	78 585	78 585
Share premium	6 317	6 317
Other reserves	34 239	33 172
Capital reduction reserve	234 562	234 562
Accumulated deficit	(323 053)	(308 997)

Total number of issued and outstanding shares	22 593 956	22 593 956